SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) Integer shares	Dec. 31, 2024 USD ($) shares
Property, Plant, and Equipment [Line Items]
Net loss	$ 2,261,404	$ 79,190	$ 1,923,792	$ (73,107)
Working capital	(2,533,095)		(1,520,347)
Cash equivalents	0		0	0
Cash FDIC insured amount	250,000		250,000
Cash uninsured amount	0		0	0
Allowance for credit losses			0	0
Accounts receivable	3,431		36,833
Contract liability	59,930		0	0
Costs related to the development of software applications	46,597	8,581		65,123
Amortization of capitalized software costs			50,570	55,286
Balance of capitalized software	65,319		36,024	86,594
Impairment of capitalized software costs	0		0
Deferred offering cost	8,610		249,888
Deferred offering cost offset against additional paid in capital	$ 258,498		$ 1,452
Leases, description	Leases with an initial term of 12 months or less are not recorded on the balance sheet, and lease payments for these leases are recognized as an expense on a straight-line basis over the lease term.		Leases with an initial term of 12 months or less are not recorded on the balance sheet
Advertising cost	$ 376,947	12,421	$ 268,380	56,318
Net loss	(2,261,404)	(79,190)	(1,923,792)	73,107
Deferred offering cost			249,888
Income taxes expenses benefits			$ 2,107	(2,991)
Number of operating segment | Integer			1
VIRGINIA | Income Tax Jurisdiction, Domestic State and Local [Member]
Property, Plant, and Equipment [Line Items]
Income taxes expenses benefits			$ 0	$ 2,991
Share-Based Payment Arrangement, Option [Member]
Property, Plant, and Equipment [Line Items]
Potentially dilutive shares | shares	0	0	0	0
Software, In-Development, Internally Developed, and Purchased [Member]
Property, Plant, and Equipment [Line Items]
Costs related to the development of software applications			$ 43,930	$ 65,123
Amortization of capitalized software costs	$ 17,302	$ 15,098
Balance of capitalized software	65,319		36,024	86,594
Net of accumulated amortization	167,277		$ 149,975	$ 99,405
Software, In-Development, Internally Developed, and Purchased [Member]
Property, Plant, and Equipment [Line Items]
Costs related to the development of software applications	$ 46,597	$ 8,581